Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Maturities of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits	Scheduled maturities of time deposits outstanding at December 31, 2014 are summarized as follows (in thousands):

2015	$496,605
2016	185,353
2017	111,697
2018	147,564
2019	84,888
Over five years	556
$1,026,663

Scheduled Maturities Of Time Deposits Of $100,000 Or More
Scheduled maturities of time deposits that meet or exceed the FDIC insurance limit of $250,000 or more outstanding, are summarized as follows (in thousands):

	2014	2013

Within one year	$34,544	$44,288
Over one through two years	16,318	9,469
Over two through three years	6,014	14,273
Over three through four years	19,808	3,353
Over four through five years	6,538	14,317
Over five years	—	—
	$83,222	$85,700